LEASES - Supplemental Cash Flow Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash outflows for operating leases	$ 201,200	$ 48,399
ROU assets obtained in exchange for new lease liabilities	$ 1,782,726	$ 0